Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2012
Registrant Name	dei_EntityRegistrantName	John Hancock Funds II
Central Index Key	dei_EntityCentralIndexKey	0001331971
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 24, 2013
Document Effective Date	dei_DocumentEffectiveDate	May 24, 2013
Prospectus Date	rr_ProspectusDate	Jan. 07, 2013
Supplement -- [Text Block]	jhiiasiatr_SupplementTextBlock_04

John Hancock Funds II
Supplement dated May 24, 2013 to the current Prospectus

Asia Total Return Bond Fund (the "Fund")

At a Special Meeting of Shareholders of the Fund held May 24, 2013, shareholders approved a non-diversified investment policy, as defined in the Investment Company Act of 1940, as amended.

Accordingly, the Principal investment strategies section in the Fund summary of the Prospectus and the Principal investment strategies section in the Fund details chapter are revised to include the following:

The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Principal risks section in the Fund summary is revised to include the following:

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

John Hancock Funds II | Asia Total Return Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement -- [Text Block]	jhiiasiatr_SupplementTextBlock_04	At a Special Meeting of Shareholders of the Fund held May 24, 2013, shareholders approved a non-diversified investment policy, as defined in the Investment Company Act of 1940, as amended.
Strategy - Supplement [Text Block]	jhiiasiatr_SupplementTextBlock

Accordingly, the Principal investment strategies section in the Fund summary of the Prospectus and the Principal investment strategies section in the Fund details chapter are revised to include the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.
Risk Heading Supplement [Text Block]	jhiiasiatr_SupplementTextBlock_02	The Principal risks section in the Fund summary is revised to include the following:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.